Prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Prepayments and accrued income including contract assets [abstract]
Schedule of Prepaid Expenses

	December 31,
Description	2021	2020

Insurances premiums	89,951	49,428
Maintenance	295,518	82,689
Commissions	112,599	60,681
Other	59,710	44,433
Total	557,778	237,231

Current	244,413	219,039
Non-current	313,365	18,192